UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [X ];               Amendment Number: 1
       This Amendment (Check only one):         [  ] is a restatement.
                                                [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Brinton Eaton Associates, Inc.
Address: 175 South Street, Suite 200
	 Morristown, NJ 07960


Form 13F File Number:  28-10221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeremy Welther
Title: Chief Compliance Officer
Phone: 973-984-3352

Signature, Place, and Date of Signing:


 Jeremy Welther            Morristown, NJ            October 14, 2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

In error did not include ETF values.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:              75
                                                  -----------------------

Form 13F Information Table Value Total:           152090  (x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
CLAYMORE TIMBER ETF                ETF       18383Q879          1       85SH              SOLE                                 85
CREDIT SUISSE ASSET MGMT FD        ETF       224916106          6     2000SH              SOLE                               2000
DIAMONDS TRUST SER 1               ETF       252787106         10      100SH              SOLE                                100
DIREXION SHS ETF FINL BEAR 3X      ETF       25459W607          1       15SH              SOLE                                 15
DJ ISHS SEL DIV IX                 ETF       464287168         50     1200SH              SOLE                               1200
DJ US CON NON-CYC SEC IX FD        ETF       464287812       1740    32928SH              SOLE                              32928
DJ US ENE SEC IX FD                ETF       464287796       1556    48855SH              SOLE                              48855
DJ US FIN SEC IX                   ETF       464287788       1597    30320SH              SOLE                              30320
DJ US FINL SVC IX                  ETF       464287770         21      370SH              SOLE                                370
DJ US HTHCRE SEC IX FD             ETF       464287762       2215    37580SH              SOLE                              37580
DJ US RE IX                        ETF       464287739       3365    78865SH              SOLE                              78865
DJ US TREAS INFLATE                ETF       464287176       4083    39683SH              SOLE                              39683
DJ US UTIL IX                      ETF       464287697         42      595SH              SOLE                                595
EMRG MKTS VIPRS                    ETF       922042858      10191   264485SH              SOLE                             264485
GENERAL ELECTRIC CAPTL             ETF       369622493         17      750SH              SOLE                                750
GS$ INV CORP BD IDX                ETF       464287242       9564    89647SH              SOLE                              89647
IPATH DJ-AIG INDEX                 ETF       06738C778         51     1310SH              SOLE                               1310
IPATH GS COMMOD IX                 ETF       06738C794       1837    63445SH              SOLE                              63445
ISHARE BARCL AGG BD IX             ETF       464287226        228     2170SH              SOLE                               2170
ISHARE BARCLAYS 1-3YR BD FD        ETF       464288646       4604    44114SH              SOLE                              44114
ISHARE INC MSCI BRAZIL             ETF       464286400       2554    37765SH              SOLE                              37765
ISHARE S&P GLBL INFRSTR            ETF       464288372       7981   238025SH              SOLE                             238025
ISHARE S&P ST NATL MUNI BD         ETF       464288158         94      885SH              SOLE                                885
ISHARES EMERG MKTS                 ETF       464287234         98     2510SH              SOLE                               2510
ISHAREES FTSE CHINA IX             ETF       464287184       4498   109915SH              SOLE                             109915
ISHARES GLBL CONS STAPLES          ETF       464288737         45      835SH              SOLE                                835
ISHARES S&O GSCI COMMIDX TR        ETF       46428R107        127     4270SH              SOLE                               4270
ISHARES S&P NATL MUN IX            ETF       464288414       2120    20040SH              SOLE                              20040
ISHARES TR DJ                      ETF       464288778         51     2415SH              SOLE                               2415
ISHARES TR S&P GLBL ENE            ETF       464287341         55     1620SH              SOLE                               1620
ISHARES TR S&P GLBL HLTH           ETF       464287325         70     1450SH              SOLE                               1450
ISHRS TR S&P GLBL FIN              ETF       464287333        146     3055SH              SOLE                               3055
MARKET VCTRS AGRIBUSINESS          ETF       57060U605       9150   236795SH              SOLE                             236795
NASDAQ BIOTECH IX                  ETF       464287556      11011   135338SH              SOLE                             135338
NUVEEN INS DIV ADV MUNIFD          ETF       67071L106         23     1592SH              SOLE                               1592
NUVEEN QUALITY INCOME MUNI         ETF       670977107         33     2341SH              SOLE                               2341
NVN MUNI VALUE FUND                ETF       670928100          5      500SH              SOLE                                500
PIMCO CORP OPP FD                  ETF       72201B101         56     4000SH              SOLE                               4000
PIMCO MUNI INC                     ETF       72200R107         28     2000SH              SOLE                               2000
RUSSELL MID CAP                    ETF       464287499        102     1310SH              SOLE                               1310
RYDEX ETF TR S&O EQ WT HLTH        ETF       78355W841         22      415SH              SOLE                                415
RYDEX ETF TR S&P 500               ETF       78355W106        203     5430SH              SOLE                               5430
S&P 500 DEP REC                    ETF       78462F103        647     6132SH              SOLE                               6132
S&P 500 INDEX FUND ETF             ETF       464287200         81      760SH              SOLE                                760
S&P CTI ETN                        ETF       4042EP602      11254  1185830SH              SOLE                            1185830
S&P MDCP 400 IDX                   ETF       464287507      16881   244830SH              SOLE                             244830
S&P MID CAP 400                    ETF       78467Y107      15005   119785SH              SOLE                             119785
S&P SMCAP 600 IDX                  ETF       464287804       8980   171562SH              SOLE                             171562
SEL SEC SPDR ENERGY                ETF       81369Y506       4465    82816SH              SOLE                              82816
SEL SEC SPDR FIN                   ETF       81369Y605       3651   244410SH              SOLE                             244410
SEL SEC SPDR HLTH                  ETF       81369Y209       4713   164381SH              SOLE                             164381
SEL SEC SPDR INDUS                 ETF       81369Y704         18      700SH              SOLE                                700
SEL SEC SPDR STPLS                 ETF       81369Y308       6509   255653SH              SOLE                             255653
SPDR ETF BIOTECH                   ETF       78464A870        139     2595SH              SOLE                               2595
STREETTRACK GOLD                   ETF       78463V107         20      200SH              SOLE                                200
STREETTRACKS WILSHIRE REIT         ETF       78464A607         76     1670SH              SOLE                               1670
UNITED STATES OIL FUND             ETF       91232N108         62     1720SH              SOLE                               1720
US NAT GAS FD LP UNIT              ETF       912318102          1      100SH              SOLE                                100
VANG BD IDX FD ST BD               ETF       921937827        273     3405SH              SOLE                               3405
VANG BD INDEX  TOTAL MRKT          ETF       921937835       1740    21885SH              SOLE                              21885
VANG BD INDEX FD INT               ETF       921937819        236     2935SH              SOLE                               2935
VANG BD INDEX LT                   ETF       921937793         88     1100SH              SOLE                               1100
VANG ETF ENERGY                    ETF       92204A306       3474    43528SH              SOLE                              43528
VANG ETF FIN                       ETF       92204A405       6976   233625SH              SOLE                             233625
VANG ETF HEALTH                    ETF       92204A504       4822    93899SH              SOLE                              93899
VANG ETF IND                       ETF       92204A603         56     1125SH              SOLE                               1125
VANG ETF STAPLES                   ETF       92204A207       4370    68005SH              SOLE                              68005
VANG IDX FD SM CAP                 ETF       922908751         53      960SH              SOLE                                960
VANG IDX FDS MID CAP               ETF       922908629       1330    23370SH              SOLE                              23370
VANG IDX FDS VALUE                 ETF       922908744         25      550SH              SOLE                                550
VANG REIT IX                       ETF       922908553       3702    89311SH              SOLE                              89311
VANG SPCLIZED PORTFOLIOS DIV       ETF       921908844         31      700SH              SOLE                                700
VANG TOTAL STOCK                   ETF       922908769         27      500SH              SOLE                                500
VANG WORLD FD MEGA CAP 300         ETF       921918016         39     1000SH              SOLE                               1000
WISDOMTREE TRUST                   ETF       97717W281          8      200SH              SOLE                                200

Total  $152090 (X1000)

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